FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on a recurring basis segregated by fair value hierarchy level

	Fair Value Measurements at December 31, 2012 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$19,793,502	$—	$19,793,502
State and municipal securities	—	36,403,923	—	36,403,923
Other securities	—	248,501	—	248,501
Mortgage-backed: residential	—	31,834,154	—	31,834,154
Total securities available for sale	$—	$88,280,080	$—	$88,280,080

	Fair Value Measurements at December 31, 2011 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$31,743,989	$—	$31,743,989
Corporate bonds	—	1,838,324	—	1,838,324
State and municipal securities	—	26,376,118	—	26,376,118
Other securities	—	3,501	—	3,501
Mortgage-backed: residential	—	25,613,419	—	25,613,419
Total securities available for sale	$—	$85,575,351	$—	$85,575,351

Schedule of assets measured at fair value on a nonrecurring basis by fair value hierarchy level

	Fair Value Measurements at December 31, 2012 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
Commercial	$—	$—	$755,000	$755,000
Construction and land	—	—	2,926,988	2,926,988

Total foreclosed assets	$—	$—	$3,681,988	$3,681,988

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$1,355,785	$1,355,785
Multi-family	—	—	2,255,959	2,255,959
Commercial	—	—	500,590	500,590
	—	—	4,112,334	4,112,334

Commercial business	—	—	235,183	235,183

Consumer:
Automobile and other	—	—	7,163	7,163
	—	—	7,163	7,163

Total impaired loans	$—	$—	$4,354,680	$4,354,680

	Fair Value Measurements at December 31, 2011 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
One-to-four family	$—	$—	$224,060	$224,060
Commercial	—	—	755,000	755,000
Construction and land	—	—	407,193	407,193

Total foreclosed assets	$—	$—	$1,386,253	$1,386,253

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$1,347,958	$1,347,958
Multi-family	—	—	3,048,473	3,048,473
Commercial	—	—	1,303,707	1,303,707
Construction and land	—	—	3,788,235	3,788,235
	$—	$—	$9,488,373	$9,488,373

Commercial business	$—	$—	$1,131,656	$1,131,656

Total impaired loans	$—	$—	$10,620,029	$10,620,029

Schedule of quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
Commercial	$755,000	Sales Comparison	Adjustment for difference between comparable sales	1% to 24%	10.5%
Construction and land	2,926,988	Sales Comparison	Adjustment for difference between comparable sales	-4% to 47%	19.3%

Impaired loans:
Real estate loans:
One-to-four family	$1,355,785	Sales Comparison	Adjustment for difference between comparable sales	-5% to 9%	5.7%
Multi-family	2,255,959	Sales Comparison	Adjustment for difference between comparable sales	1% to 18%	10.0%
Commercial	500,590	Sales Comparison	Adjustment for difference between comparable sales	5% to 17%	12.3%
Commercial business	235,183	Sales Comparison	Adjustment for difference between comparable sales	4% to 50%	22.8%
Automobile and other	7,163	Liquidation Value	Adjustment to reflect realizable value	0% to 50%	50.0%